Deposits	9 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Deposits
Deposits

Deposits outstanding by type of account are summarized as follows:

	At December 31, 2012			At March 31, 2012
		Weighted Rate	Interest Rate Range		Weighted Rate	Interest Rate Range
Checking Accounts	$126,740,707	0.06%	0.00-0.20%	$124,750,127	0.11%	0.00-0.30%
Money Market Accounts	234,382,412	0.38%	0.20-0.40%	224,195,659	0.55%	0.25-0.60%
Statement Savings Accounts	22,411,240	0.20%	0.00-0.20%	22,348,787	0.20%	0.00-0.25%
Total	$383,534,359	0.26%	0.00-0.40%	$371,294,573	0.38%	0.00-0.60%

Certificate Accounts:
0.00 – 1.99%	255,422,955			267,556,217
2.00 – 2.99%	32,975,486			49,260,643
3.00 – 3.99%	2,380,728			2,936,931
4.00 – 4.99%	1,523,474			4,021,999
5.00 – 5.99%	501,651			1,130,693
Total	292,804,294	1.11%	0.15-5.22%	324,906,483	1.36%	0.20-5.50%
Total Deposits	$676,338,653	0.63%	0.00-5.22%	$696,201,056	0.84%	0.00-5.50%

Included in the certificates above were $22.6 million and $34.4 million in brokered deposits at December 31, 2012 and March 31, 2012, respectively, with a weighted average interest rate of 1.47% and 1.71%, respectively. Of the brokered deposits at December 31, 2012, $2.5 million mature within one year.

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was $139.9 million and $156.0 million at December 31, 2012 and March 31, 2012, respectively.

(9)         Deposits, Continued

The amounts and scheduled maturities of all certificates of deposit are as follows:

	December 31,	March 31,
	2012	2012
Within 1 Year	$182,062,395	$215,738,167
After 1 Year, Within 2 Years	55,389,195	53,231,294
After 2 Years, Within 3 Years	22,172,081	14,494,174
After 3 Years, Within 4 Years	24,584,913	24,155,416
After 4 Years, Within 5 Years	8,595,710	17,287,432
Thereafter	—	—
	$292,804,294	$324,906,483

At December 31, 2012 and March 31, 2012, the Bank has $72,000 and $67,000, respectively, in overdrafts that were reclassified to loans.